Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of fair value measurement of financial assets and financial liabilities

		Fair Value as at December 31, 2025

	Carrying value	Level 1	Level 2	Level 3

Financial Assets
Derivative financial instrument	$1	$-	$1	$-

Financial Liabilities
Derivative financial instrument	1	-	1	-
Long-term debt – 2031 Notes	392	-	414	-
Long-term debt – RCF	190	-	193	-

		Fair Value as at December 31, 2024

	Carrying value	Level 1	Level 2	Level 3

Financial Assets
Redemption options	$17	$-	$17	$-

Financial Liabilities
Long-term debt – 2027 Notes	531	-	613	-
Long-term debt – RCF	177	-	191	-

Summary of detailed information about hedging instruments

The following table summarizes the Company’s commitments to buy and sell foreign currencies as at December 31, 2025:

		Notional amount	Maturity
Canadian Dollar Denominated Contracts
Purchase contracts	USD	$62	January 2026 - September 2027
Sales contracts	USD	$(67)	January 2026 - January 2027

Summary of maturity analysis for financial assets held for managing liquidity risk

Liquidity risk is the risk that the Company may encounter difficulties in meeting obligations associated with financial liabilities. In managing liquidity risk, the Company has access to a significant portion of its Revolving Credit Facility for future drawings to meet the Company’s requirements for investments in working capital and capital assets.

		December 31, 2025
Cash and cash equivalents		$81
RCF	800
Less: Drawings on the RCF	(193)
Less: Letters of Credit[1]	(77)	530
Available for future drawings		$611

[1] Represents the letters of credit that the Company has funded with the RCF. Additional letters of credit of $26 million are funded from the $70 million LC Facility. Refer to Note 17 “Long-Term Debt” for further details.

Summary of maturity analysis for derivative and non derivative financial liabilities

A liquidity analysis of the Company’s financial instruments has been completed on a maturity basis. The following table outlines the cash flows, including interest associated with the maturity of the Company’s financial liabilities, as at December 31, 2025:

	Less than 3 months	3 months to 1 year	Greater than 1 year	Total
Accounts payable and accrued liabilities	$396	$-	$-	$396
Long-term debt – Notes	-	-	400	400
Long-term debt – RCF	-	-	193	193

Summary of the covenant requirements and the Company's performance

The following table sets forth a summary of the covenant requirements and the Company’s performance:

		For the years ended December 31,
	2025			2024
	Requirement	Performance		Performance
Senior secured net funded debt to EBITDA ratio[1] – Maximum	2.5x	0.2	x	0.2x
Bank-adjusted net debt to EBITDA ratio[2] – Maximum	4.0x	1.0	x	1.5x
Interest coverage ratio[3] – Minimum	2.5x	4.4	x	4.5x

[1] Senior secured net funded debt to EBITDA is defined as borrowings under the RCF less cash and cash equivalents divided by trailing 12-month EBITDA, as defined by the Company’s lenders.

[2] Bank-adjusted net debt to EBITDA is defined as borrowings under the RCF and Notes less cash and cash equivalents divided by the trailing 12-month EBITDA, as defined by the Company’s lenders.

[3] Interest coverage ratio is calculated by dividing the trailing 12-month EBITDA by interest expense over the same timeframe, as defined by the Company’s lenders.